[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

August 18, 2020

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Amplify ETF Trust
(File Nos. 333-207937 and 811-23108)

Ladies and Gentlemen:

On behalf of Amplify ETF Trust (the “Trust”), pursuant to the requirements of Rule 497 of the General Rules and Regulations of the Securities Act of 1933, as amended, we are submitting one copy of a supplement, in the form of a sticker, to the prospectus and statement of additional information of Amplify Seymour Cannabis ETF, a series of the Trust.

If you have questions or comments, please telephone the undersigned at (312) 845- 3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosures